Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 117,202	$ 69,098	$ 129,537
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
Gains on cash flow hedges, before tax	0	0	305
Reclassification adjustments on cash flow hedges, before tax	0	0	781
Cash flow hedges, before tax	0	0	1,086
Gains (losses) on pensions, before tax	(687)	117	(863)
Foreign currency translation adjustments, before tax	(131,326)	(45,807)	27,639
Other comprehensive (loss) income, before tax	(132,013)	(45,690)	27,862
Income tax relating to components of other comprehensive (loss) income	(57)	(2,151)	416
Total other comprehensive (loss) income, after tax	(132,070)	(47,841)	28,278
Comprehensive (loss) income	(14,868)	21,257	157,815
Comprehensive (income) loss attributable to noncontrolling interest	959	(367)	(222)
Comprehensive (loss) income attributable to the owners of QIAGEN N.V.	$ (13,909)	$ 20,890	$ 157,593